Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	Phoenix New Media Ltd
Entity Central Index Key	0001509646
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Trading Symbol	FENG
Class A ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	260,204,642
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	317,325,360